Amounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Amounts Receivable And Prepaid Expenses
Amounts Receivable and Prepaid Expenses
	December 31	December 31
	2020	2019
Sales tax receivable	$67	$177
Interest, refundable deposits and other receivables	587	239
Prepaid expenses	823	498
Total	$1,477	$914